Tax on income (Schedule of Tax Balances) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets	₪ 744	$ 204	₪ 9,497
Deferred tax assets/liabilities	₪ (9,888)	$ (2,711)	₪ (4,868)	$ (1,336)	₪ (4,198)